Schedule H, Line 4(i) - Schedule of Assets (Held at End of Year) (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($) shares
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	34-1730488
Plan number	001
Participant Loans	$ 6,313,241
Total assets held for investment	$ 731,076,367
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loans, interest rate	3.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loans, interest rate	9.50%
Self-directed brokerage accounts
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 33,243,764
Investment, Identifier [Axis]: Avient Corporation Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares | shares	669,202
Current Value	$ 20,908,453
Investment, Identifier [Axis]: Common Collective Trust Funds | Acadian All Country World ex US Equity CIT Fund Class F
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares | shares	894,010
Current Value	$ 16,092,171
Investment, Identifier [Axis]: Common Collective Trust Funds | Loomis Core Plus Fixed Income
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares | shares	1,129,454
Current Value	$ 20,601,247
Investment, Identifier [Axis]: Common Collective Trust Funds | Northern Trust Collective Russell 1000 Growth Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares | shares	152,588
Current Value	$ 64,186,347
Investment, Identifier [Axis]: Common Collective Trust Funds | T. Rowe Price Retire 2005
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares | shares	133,367
Current Value	$ 2,097,860
Investment, Identifier [Axis]: Common Collective Trust Funds | T. Rowe Price Retire 2010
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares | shares	49,523
Current Value	$ 798,812
Investment, Identifier [Axis]: Common Collective Trust Funds | T. Rowe Price Retire 2015
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares | shares	152,199
Current Value	$ 2,502,154
Investment, Identifier [Axis]: Common Collective Trust Funds | T. Rowe Price Retire 2020
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares | shares	541,895
Current Value	$ 9,125,514
Investment, Identifier [Axis]: Common Collective Trust Funds | T. Rowe Price Retire 2025
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares | shares	1,899,240
Current Value	$ 33,179,715
Investment, Identifier [Axis]: Common Collective Trust Funds | T. Rowe Price Retire 2030
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares | shares	3,147,802
Current Value	$ 57,951,038
Investment, Identifier [Axis]: Common Collective Trust Funds | T. Rowe Price Retire 2035
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares | shares	3,060,319
Current Value	$ 59,829,240
Investment, Identifier [Axis]: Common Collective Trust Funds | T. Rowe Price Retire 2040
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares | shares	2,074,881
Current Value	$ 42,576,559
Investment, Identifier [Axis]: Common Collective Trust Funds | T. Rowe Price Retire 2045
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares | shares	1,531,420
Current Value	$ 32,557,996
Investment, Identifier [Axis]: Common Collective Trust Funds | T. Rowe Price Retire 2050
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares | shares	991,499
Current Value	$ 21,227,984
Investment, Identifier [Axis]: Common Collective Trust Funds | T. Rowe Price Retire 2055
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares | shares	955,823
Current Value	$ 20,502,413
Investment, Identifier [Axis]: Common Collective Trust Funds | T. Rowe Price Retire 2060
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares | shares	521,450
Current Value	$ 11,779,552
Investment, Identifier [Axis]: Common Collective Trust Funds | T. Rowe Price Retire 2065
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares | shares	235,416
Current Value	$ 4,364,612
Investment, Identifier [Axis]: Common Collective Trust Funds | T. Rowe Price Retire 2070
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares | shares	4,195
Current Value	$ 45,008
Investment, Identifier [Axis]: Mutual Funds | American Funds - Washington Mutual Investors R6
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares | shares	503,513
Current Value	$ 32,849,199
Investment, Identifier [Axis]: Mutual Funds | Eaton Vance Alt Cap SMID-Cap R6
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares | shares	432,606
Current Value	$ 16,131,894
Investment, Identifier [Axis]: Mutual Funds | Fidelity 500 Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares | shares	534,883
Current Value	$ 127,152,406
Investment, Identifier [Axis]: Mutual Funds | Fidelity Extended Market Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares | shares	156,698
Current Value	$ 15,774,766
Investment, Identifier [Axis]: Mutual Funds | Fidelity Total International Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares | shares	1,387,776
Current Value	$ 24,036,276
Investment, Identifier [Axis]: Mutual Funds | Fidelity US Bond Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares | shares	1,502,038
Current Value	$ 15,861,517
Investment, Identifier [Axis]: New York Life Insurance Account
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares | shares	39,386,629
Current Value	$ 39,386,629